LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Long-term debt and other borrowings arrangements
Total	$ 250,000,000	$ 250,000,000
Interest paid	12,900,000	31,700,000	26,500,000
4.125% Senior unsecured notes, due April 2021
Long-term debt and other borrowings arrangements
Long-term debt	250,000,000	250,000,000
Interest rate (as a percent)	4.125%	4.125%
Revolving line of credit
Long-term debt and other borrowings arrangements
Maximum borrowing capacity	$ 300,000,000
Variable rate basis	LIBOR